Other Intangible Assets, Net - Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite Lived Intangible Assets [Line Items]
Gross Amount	$ 1,329	$ 1,419
Accumulated Amortization	(962)	(1,014)
Net Amount	367	405
Technologies & licenses
Finite Lived Intangible Assets [Line Items]
Gross Amount	764	776
Accumulated Amortization	(547)	(507)
Net Amount	217	269
Purchased & internally developed software
Finite Lived Intangible Assets [Line Items]
Gross Amount	509	602
Accumulated Amortization	(415)	(507)
Net Amount	94	95
Technologies in progress
Finite Lived Intangible Assets [Line Items]
Gross Amount	56	41
Accumulated Amortization	0	0
Net Amount	$ 56	$ 41